Other Receivables - Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	$ 6,235	$ 7,140
Rebate receivables
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	1,226	1,117
Federal excise tax receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	4,657	5,414
Insurance settlement in process
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	320	0
Income tax receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	0	460
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Other receivables	$ 32	$ 149